Notes to the Consolidated Statements of Financial Position - Schedule of Cash and Cash Equivalents (Details) - EUR (€)	Dec. 31, 2024	Dec. 31, 2023
Short-term deposits
Short-term deposits	€ 14,108,478	€ 5,140,951
Cash at banks
Cash at banks	4,267,501	7,626,991
Total cash and cash equivalents	18,375,979	12,767,942
Deposits held in U.S. dollars [Member]
Short-term deposits
Short-term deposits	13,408,478	4,120,951
Deposits held in Euro [Member]
Short-term deposits
Short-term deposits	700,000	1,020,000
Cash held in U.S. dollars [Member]
Cash at banks
Cash at banks	2,805,655	5,041,802
Cash held in U.S. Euro [Member]
Cash at banks
Cash at banks	€ 1,461,847	€ 2,585,190